Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (32,992)	$ (18,360)	$ (28,476)	$ (13,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	47	19	30	0
Stock-based compensation expense	2,174	1,005	1,518	63
Accretion of discount on short-term investments	(896)	(204)	(606)
Amortization of right-of-use lease assets	205	79	117
Changes in operating assets and liabilities:
Receivable from related party	4,468	(1,083)	(4,231)	(469)
Unbilled receivable from related party	419	(1,927)	69	(1,007)
Prepaid expenses and other current assets	2,546	(862)	(631)	(271)
Other assets	10	(49)	(31)	(30)
Accounts payable, accrued expenses and lease liabilities	(942)	249	2,280	4,919
Deferred revenue—related party	(46)	914	891	0
Net cash used in operating activities	(25,007)	(20,219)	(29,070)	(9,904)
Cash flows from investing activities:
Capital expenditures	(100)	(110)	(139)	(33)
Purchases of short-term investments	(31,195)	(47,044)	(61,680)	0
Proceeds from maturities of short-term investments	59,785	0	2,000	0
Net cash provided by/(used in) investing activities	28,490	(47,154)	(59,819)	(33)
Cash flows from financing activities:
Proceeds from exercise of stock options	5	0
Proceeds from the pre-closing financing	72,000	0
Payment of issuance costs in connection with pre-closing financing	(50)	0
Cash acquired in connection with the reverse recapitalization	69,738	0
Payment of reverse recapitalization transaction costs	(3,254)	0
Proceeds from issuance of promissory notes payable to related party	377	0
Repayment of promissory notes payable to related party	(377)	0
Proceeds from issuance of Series A convertible preferred stock	0	100,000
Payment of issuance costs for Series A convertible preferred stock	0	(3,324)
Net cash provided by financing activities	138,439	96,676	96,676	14,912
Increase in cash, cash equivalents and restricted cash	141,922	29,303	7,787	4,975
Cash, cash equivalents and restricted cash, beginning of period	15,425	7,638	7,638	2,663
Cash, cash equivalents and restricted cash, end of period	157,347	36,941	15,425	7,638
Supplemental Disclosure
Cash and cash equivalents	157,282	36,881	15,365	7,638
Restricted cash	65	60	60	0
Total cash, cash equivalents and restricted cash	157,347	36,941	15,425	7,638
Cash paid for interest	0	0	0	0
Cash paid for taxes	0	0	0	0
Issuance costs in connection with pre-closing financing included in accrued expenses	4,200	0
Transaction costs related to reverse recapitalization included in accounts payable and accrued expenses	710	0
Conversion of convertible preferred stock into common stock	118,024	0
Additions to right-of-use lease assets from new operating lease liabilities	$ 89	$ 931	931	0
Series A Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock			100,000
Payment of issuance costs in connection with pre-closing financing			$ (3,324)
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock				15,000
Payment of issuance costs in connection with pre-closing financing				$ (88)